RESTRICTED CASH (Narrative) (Details)	4 Months Ended
	Apr. 15, 2020 CAD ($)	Apr. 15, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Restricted Cash [Line Items]
Restricted cash			$ 23,100	$ 1,928,641
Cash collateral requirement percentage	0.00%	0.00%		50.00%	50.00%
Proceeds from decrease in restricted cash requirements	$ 1,900,000	$ 1,500,000
Surety bonds [Member]
Restricted Cash [Line Items]
Restricted cash				$ 1,905,472	$ 1,467,102